Investments (Details)										6 Months Ended			12 Months Ended
	Apr. 16, 2026 USD ($) $ / shares shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 CAD ($) shares	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 25, 2025 CAD ($)	Jul. 22, 2025 USD ($)	Jul. 22, 2025 CAD ($) $ / shares shares	Jul. 18, 2025 USD ($) $ / shares shares	Jul. 18, 2025 CAD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Jun. 30, 2026 $ / shares	Jun. 23, 2022 $ / shares shares
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount										$ 50,855		$ 0
Loss on change in fair value										(9,326,274)		(12,150,368)
Share value										7,876,531		$ 439
Proceeds from sale of investment										12,428
Gain on sale of investment										$ 21
Common shares had a fair value (in Shares) | shares										1,666,667	1,666,667
Associated warrants shares (in Shares) | shares										1,666,667	1,666,667
Associated warrants, value										$ 150,639
Black scholes model had fair value										103,500
loss on change in fair value										$ 267,833
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares																80,000
Price per share | $ / shares													$ 0.065		$ 0.09	$ 0.1
GameStop Corp [Member]
Investments (Details) [Line Items]
Price per share | $ / shares								$ 23.55		$ 22.08
Purchased guaranteed investment certificate amount								$ 48,516	$ 66,561
Purchased shares (in Shares) | shares								2,000
Loss on change in fair value										$ 4,002
Genius Group Limited [Member]
Investments (Details) [Line Items]
Price per share | $ / shares				$ 1.2
Purchased guaranteed investment certificate amount		$ 2,217	$ 3,043	$ 49,009	$ 67,237
Purchased shares (in Shares) | shares		1,871	1,871	40,000
Fair value of the remaining shares (in Shares) | shares										38,129	38,129
Share value										$ 12,407
JZR Gold Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares							1,666,667
Price per share | $ / shares							$ 0.3
Purchased guaranteed investment certificate amount						$ 364,800	$ 500,000
Loss on change in fair value										175,194
Fair value of common stock										283,097	$ 391,667
Proceeds from fair value investment										$ 458,290
iShares Silver Trust [Member]
Investments (Details) [Line Items]
Price per share | $ / shares										$ 52.67
Loss on change in fair value										$ 13,986
Purchase of investment shares (in Shares) | shares	700
PaymentToAcquireInvestmentSecurities	$ 50,855
Investment share price per share (in Dollars per share) | $ / shares	$ 72.65
Warrant [Member] | JZR Gold Inc [Member]
Investments (Details) [Line Items]
Price per share | $ / shares							$ 0.4
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount														$ 4,030,000
Balance outstanding (in Dollars)													$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date														Feb. 14, 2025
Variable interest rate (as a percent)														4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date														Sep. 12, 2025
Variable interest rate (as a percent)														4.95%